Advances for vessels under construction and acquisitions and other vessel costs, detail 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	May 31, 2013	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions and other vessel costs	$ 10,066	$ 23,983
Unrecorded Unconditional Purchase Obligation	147,291				147,291
[VesselsUnderConstructionMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels Under Construction			28,825	97,400
[SecondhandvesselstobeacquiredmemberMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels To Be Acquired					50,000
Advances for vessel acquisitions and other vessel costs	$ 10,066